FINANCING RECEIVABLE - Schedule of aging of loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing receivable
Used car financing	$ 8,445	$ 9,846
Financing for installment sales	1,576	1,654
Other financing	1,146	1,243
Financing receivable	11,167	12,743
0-90 days past-due aging [Member]
Financing receivable
Other financing		0
Over 90 days past-due aging [Member]
Financing receivable
Used car financing	8,445	9,838
Financing for installment sales	1,576	1,654
Other financing	1,146	1,243
Financing receivable	11,167	12,735
Total past-due [Member]
Financing receivable
Used car financing	8,445	9,838
Financing for installment sales	1,576	1,654
Other financing	1,146	1,243
Financing receivable	$ 11,167	12,735
Current [Member]
Financing receivable
Used car financing		8
Other financing		0
Financing receivable		$ 8